Note 7 - Share-based Compensation (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2015	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			1,464,089
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			303,674
Share-based Compensation			$ 697,000	$ 1,397,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	1,300,000
Stock Issued During Period, Shares, New Issues	200,000
Stock Issued During Period, Shares, Warrants Exchanged		21,277,220
Class of Warrant or Right, Exchanged During Period, Exercise Price		$ 0.58
Stock Issued During Period, Value, Issued for Services			$ 235,000	$ 172,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues				8,410,001
Stock Issued During Period, Shares, Issued for Services			235,000	76,055
Stock Issued During Period, Value, Issued for Services			$ 235,000	$ 172,000
Stock Options Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0
Allocated Share-based Compensation Expense			$ 697,000	$ 1,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 318,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 109 days
Warrants Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			0	300,000
Stock Options and Warrants Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	0
Allocated Share-based Compensation Expense			$ 0	$ 3,000
Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			1,464,089
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			303,674
Share-based Compensation			$ 697,000	$ 1,400,000
Twenty Ten Stock Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				250,000
Twenty Ten Stock Incentive Plan [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,050,000
Twenty Ten Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Twenty Ten Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Employee Stock Purchase Plan [Member]
Allocated Share-based Compensation Expense			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent			85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				0